Schedule of Information about Revenue Channels (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net sales	$ 7,903		$ 9,237		$ 38,592		$ 54,660
E Commerce [Member]
Disaggregation of Revenue [Line Items]
Net sales	3,265	[1]	3,895	[1]	13,405	[2]	14,565	[2]
International [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 2,874	[3]	$ 2,311	[3]	$ 13,720	[4]	$ 21,851	[4]
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | E Commerce [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%		10.00%		10.00%		10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member] | E Commerce [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 3,200		$ 3,800		$ 5,900		$ 7,500
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%		10.00%		10.00%		10.00%
Net sales	$ 2,200		$ 2,100		$ 11,000		$ 17,700
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member] | E Commerce [Member]
Disaggregation of Revenue [Line Items]
Net sales					$ 7,100		$ 6,600

[1]	The Company’s E-commerce channel includes two customers that amounted to greater than 10% of the Company’s total net sales for the three months ended March 31, 2024, and 2023, respectively. These customers had $3.2 million and $3.8 million of net sales during the three months ended March 31, 2024 and March 31, 2023, respectively.
[2]	The Company’s E-commerce channel includes two customers that amounted to greater than 10% of the Company’s total net sales. These customers had $5.9 million and $7.1 million of net sales for the year ended December 31, 2023, respectively and $7.5 million and $6.6 million of net sales for the year ended December 31, 2022, respectively.
[3]	One of the Company’s International customers that distributes products in China amounted to greater than 10% of the Company’s total net sales during the three months ended March 31, 2024 and March 31, 2023, representing $2.2 million and $2.1 million of net sales, respectively.
[4]	One of the Company’s International customers that distributes products in China amounted to greater than 10% of the Company’s total net sales during the years ended December 31, 2023 and December 31, 2022 and represented $11.0 million and $17.7 million of net sales, respectively.